Significant Accounting Policies -Schedule of Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Trade names and trademarks | Minimum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trade names and trademarks | Maximum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Developed technology | Minimum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed technology | Maximum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Independent sales agency network
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Non-compete agreements
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years